                              GARTMORE MUTUAL FUNDS

                        Gartmore China Opportunities Fund
                         Gartmore Emerging Markets Fund
                       Gartmore International Growth Fund

                      Supplement dated May 17, 2006 to the
                       Prospectus dated February 28, 2006

Capitalized  terms and  certain  other  terms  used in this  supplement,  unless otherwise defined in this supplement,  have the meanings assigned to them in the
Prospectus.

1.   The Gartmore  Emerging Markets Fund's Fees and Expenses table on page 10 is restated in its entirety as follows.

     Fees and Expenses

     This table  describes  the fees and  expenses  you may pay when  buying and holding shares of the Fund depending on which share class you select.

                                                                                          Institutional
Shareholder Fees (paid directly                   Class A   Class B   Class C   Class R   Service Class   Institutional
 from your investment)(1)                          Shares    Shares    Shares    Shares       Shares       Class Shares
________________________________________________________________________________________________________________________
Maximum Sales Charge (Load) imposed upon
 purchases (as a percentage of offering price)      5.75%(2)   None      None      None      None           None
________________________________________________________________________________________________________________________
Maximum Deferred Sales Charge (Load)
 imposed upon redemptions (as a percentage of        None(3)  5.00%(4)  1.00%(5)   None      None           None
 offering or sale price, whichever is less)
 None
________________________________________________________________________________________________________________________
Redemption/Exchange Fee (as a percentage
 of amount redeemed or exchanged)(6)                2.00%     2.00%     2.00%     2.00%     2.00%          2.00%
________________________________________________________________________________________________________________________

                                                                                          Institutional
Annual Fund Operating Expenses (expenses          Class A   Class B   Class C   Class R   Service Class   Institutional
  that are deducted from Fund assets)              Shares    Shares    Shares    Shares       Shares       Class Shares
________________________________________________________________________________________________________________________
Management Fees (paid to have the Fund's
 investments professionally managed)(7)             1.05%     1.05%     1.05%     1.05%     1.05%          1.05%
________________________________________________________________________________________________________________________
Distribution and/or Service (12b-1) Fees
 (paid from Fund assets to cover the cost
 of sales, promotions and other distribution
 activities, as well as certain shareholder
 servicing costs)                                   0.25%     1.00%     1.00%     0.40%(8)   None           None
________________________________________________________________________________________________________________________
Other Expenses(9)                                   0.54%     0.45%     0.45%     0.65%     0.45%          0.45%
________________________________________________________________________________________________________________________
Total Annual Fund Operating Expenses(10)            1.84%     2.50%     2.50%     2.10%     1.50%          1.50%
________________________________________________________________________________________________________________________

(1)  If  you  buy  and  sell  shares   through  a  broker  or  other   financial
     intermediary, the intermediary may charge a separate transaction fee.
(2)  The sales charge on  purchases  of Class A shares is reduced or  eliminated for  purchases  of $50,000 or more.  For more  information,  see Section 4,
     Investing with Gartmore:  Choosing a Share  Class--Reduction  and Waiver of
     Class A Sales Charges.
(3)  A  contingent  deferred  sales  charge  (CDSC)  of up to 1% will  apply  to redemptions  of Class A shares if purchased  without  sales charges and for which a finders  fee was paid.  See  Section 4,  Investing  with  Gartmore:
     Purchasing Class A Shares without a Sales Charge.
(4)  A CDSC  beginning at 5% and  declining to 1% is charged if you sell Class B shares within six years after  purchase.  Class B shares convert to Class A shares after you have held them for seven years.  See Section 4,  Investing with Gartmore: Choosing a Share Class--Class B Shares.
(5)  A CDSC of 1% is charged  if you sell  Class C shares  within the first year after  purchase.  See Section 4, Investing with Gartmore:  Choosing a Share
     Class--Class C Shares.
(6)  A  redemption/exchange  fee of 2% applies to shares  redeemed or  exchanged within 90  calendar  days after the date they were  purchased.  This fee is intended to discourage  frequent trading of Fund shares that can negatively affect the Fund's  performance.  The fee does not apply to shares purchased through  reinvested  dividends  or capital  gains or shares held in certain omnibus  accounts or  retirement  plans that cannot  implement the fee. See
     Section 4, Investing with Gartmore: Selling Shares--Exchange and Redemption
     Fees.
(7)  The  management  fee may be adjusted  upward or downward  depending  on the
     Fund's  performance  relative to its benchmark,  the MSCI Emerging  Markets
     Index.  As a result,  if the  management  fee were  calculated  taking into account all base fee  breakpoints  and  performance  fee  adjustments,  the management  fee  could  range  from  0.85%  at its  lowest  to 1.15% at its highest.
(8)  Pursuant  to the Fund's  Rule  12b-1  Plan Class R Shares are  subject to a maximum  12b-1 fee of 0.50% of the  average  daily net assets of the Fund's
     Class R shares,  but will limit such fees to no more than 0.40%  during the current  fiscal year. For more  information,  see Section 4, Investing with
     Gartmore Sales Charges and Fees.
(9)  "Other Expenses" include  administrative  services fees which are permitted to be up to  0.25%  with  respect  to Class  A,  Class R and  Institutional
     Service Class shares.  For the year ended October 31, 2005,  administrative services fees for Class A, Class R and  Institutional  Service Class shares were 0.09%,  0.20% and 0%,  respectively.  The full 0.25% in administrative services fees is not reflected in "Other Expenses" at this time because the
     Fund does not currently sell its shares to  intermediaries  that charge the full amount permitted.
(10) Gartmore  Mutual Funds (the "Trust") and Gartmore  Global Asset  Management
     Trust  (the  "Adviser")  have  entered  into a  written  contract  limiting operating  expenses  at least  through  February  28, 2007 to 1.55% for all share  classes.  This limit excludes  certain Fund expenses,  including any taxes, interest,  brokerage fees, extraordinary expenses, 12b-1 fees, short sale dividend expenses,  and  administrative  services fees and may exclude other  expenses as well.  The Trust is  authorized to reimburse the Adviser for management fees previously  waived and/or for expenses  previously paid by the Adviser, as long as the Adviser made the payments or waived the fees during the Fund's first five years of operations and the  reimbursements do not cause the Fund to exceed the expense limitation in the agreement.

     If the maximum amount of 12b-1 fees and  administrative  services fees were
     charged,    the   "Total   Annual   Fund    Operating    Expenses    (After
     Waivers/Reimbursements)"  could increase to 2.00% for Class A shares, 2.25%
     for Class R shares and 1.75% for Institutional  Service Class shares before the Adviser would be required to further limit the Fund's expenses.

                  INVESTORS SHOULD RETAIN THIS SUPPLEMENT WITH
                      THE PROSPECTUS FOR FUTURE REFERENCE.